Mining Interests (Tables)	12 Months Ended
Dec. 31, 2022
Extractive Industries [Abstract]
Schedule of Mining Interests

December 31,
2022

Contract purchase price	$7,700,000
Less: Credit by seller for prior maintenance payments	(300,000)
Net present value of water treatment cost recovery liability assumed (note 8)	6,402,425
Closing costs capitalized	2,638
Mine acquisition costs - legal	442,147
Carrying cost of mine – January 7, 2022	$14,247,210
Capitalized mining costs – 2022	1,447,435
Carrying cost of mine - total	$15,694,645